Assets Pledged as Collateral for Short-Term Debt and Guarantees for Debt (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Financial Instruments Owned and Pledged as Collateral [Line Items]
Assets pledged as collateral for debt	¥ 2,473	¥ 2,281
Cash and Cash Equivalents
Financial Instruments Owned and Pledged as Collateral [Line Items]
Assets pledged as collateral for debt	3	2
Other Current Assets
Financial Instruments Owned and Pledged as Collateral [Line Items]
Assets pledged as collateral for debt	1,682	2,279
Property, Plant and Equipment - Less Accumulated Depreciation and Amortization
Financial Instruments Owned and Pledged as Collateral [Line Items]
Assets pledged as collateral for debt	788
Short-Term Debt
Financial Instruments Owned and Pledged as Collateral [Line Items]
Assets pledged as collateral for debt	788
Guarantee Obligations
Financial Instruments Owned and Pledged as Collateral [Line Items]
Assets pledged as collateral for debt	¥ 1,685	¥ 2,281